Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 11,508,064	$ 8,540,307	$ 10,918,435
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	8,777,769	6,514,115	3,557,013
Between 31 and 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,407,083	1,044,217	2,565,353
Between 61 and 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,006,916	747,247	1,131,820
Between 91 and 120 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	316,296	234,728	1,202,616
Over 120 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net			$ 2,461,633